Property, plant and equipment (Details) - DKK (kr) kr in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, plant and equipment
Carrying amount	kr 94,315	kr 39,708
V Go
Property, plant and equipment
Carrying amount	94,300	39,700
Plant and machinery
Property, plant and equipment
Carrying amount	42,785	13,457
Other fixtures and fittings
Property, plant and equipment
Carrying amount	9,413	8,337
Building improvements
Property, plant and equipment
Carrying amount	35,828	3,913
Assets under construction
Property, plant and equipment
Carrying amount	6,289	kr 14,001
Leasehold improvements | DENMARK
Property, plant and equipment
Additions other than through business combinations, property, plant and equipment	29,200
Leasehold improvements | Valeritas Holdings, Inc [Member]
Property, plant and equipment
Acquisitions through business combinations, property, plant and equipment	kr 41,100